                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07190
                                                      ---------

                       Massachusetts Municipals Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

MASSACHUSETTS MUNICIPALS PORTFOLIO as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
EDUCATION -- 9.4%

     $     2,190   Massachusetts Development Finance Agency, (Belmont
                     Hill School), 5.00%, 9/1/31                                             $    2,204,388
           5,000   Massachusetts Development Finance Agency, (Boston
                     University), 5.45%, 5/15/59                                                  5,078,350
           1,000   Massachusetts Development Finance Agency, (Wheeler
                     School), 6.50%, 12/1/29                                                      1,052,150
           4,000   Massachusetts HEFA, (Harvard University),
                     5.00%, 7/15/35                                                               4,068,640
           2,000   Massachusetts HEFA, (Harvard University),
                     5.125%, 7/15/37                                                              2,059,180
           2,000   Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28                        2,015,480
           1,220   Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                                  1,239,166
           2,000   Massachusetts IFA, (St. Johns High School, Inc.),
                     5.35%, 6/1/28                                                                1,985,220
-----------------------------------------------------------------------------------------------------------
                                                                                             $   19,702,574
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%

     $     3,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                       $    1,600,740
          13,230   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                            7,059,263
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,660,003
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 11.4%

     $     2,000   Massachusetts HEFA, (Daughters of Charity Health System),
                     Prerefunded to 7/1/06, 6.10%, 7/1/14                                    $    2,121,100
          20,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                     5.00%, 1/1/20                                                               21,949,000
-----------------------------------------------------------------------------------------------------------
                                                                                             $   24,070,100
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.3%

     $     4,545   Massachusetts, 5.25%, 11/1/30                                             $    4,682,168
             105   Nantucket, 6.80%, 12/1/11                                                        106,008
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,788,176
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 11.0%

     $     8,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/08                                                           $    7,003,440
           9,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/09                                                                7,486,470
          11,000   Massachusetts IFA, (Biomedical Research Corp.),
                     0.00%, 8/1/10                                                                8,619,160
-----------------------------------------------------------------------------------------------------------
                                                                                             $   23,109,070
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 10.2%

     $     1,000   Massachusetts HEFA, (Berkshire Health System),
                     6.25%, 10/1/31                                                          $    1,034,170
           1,600   Massachusetts HEFA, (Cape Cod Healthcare),
                     5.45%, 11/15/23                                                              1,583,504
           3,300   Massachusetts HEFA, (Central New England Health Systems),
                     6.125%, 8/1/13                                                               3,253,536
           2,600   Massachusetts HEFA, (Healthcare System-Covenant Health),
                     6.00%, 7/1/22                                                                2,766,608
           3,610   Massachusetts HEFA, (Jordan Hospital), 5.25%, 10/1/23                          2,952,114
           1,465   Massachusetts HEFA, (Jordan Hospital), 5.375%, 10/1/28                         1,173,421
             965   Massachusetts HEFA, (Jordan Hospital), 6.875%, 10/1/15                           967,258
             800   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     5.25%, 7/15/18                                                                 778,680
           1,720   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     5.375%, 7/15/28                                                              1,581,007
             250   Massachusetts HEFA, (Milford-Whitinsville Hospital),
                     6.35%, 7/15/32                                                                 251,110
           4,100   Massachusetts HEFA, (Partners Healthcare System),
                     5.25%, 7/1/29                                                                4,160,926
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                     5.75%, 7/1/32                                                                1,048,580
-----------------------------------------------------------------------------------------------------------
                                                                                             $   21,550,914
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

     $     2,325   Massachusetts IFA, (American Hingham Water Co.), (AMT),
                     6.60%, 12/1/15                                                          $    2,426,974
           1,500   Massachusetts IFA, (American Hingham Water Co.),
                     (AMT), 6.90%, 12/1/29                                                        1,577,100
-----------------------------------------------------------------------------------------------------------
                                                                                             $    4,004,074
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 7.3%

     $     5,000   Massachusetts College Building Authority, (XLCA),
                     5.50%, 5/1/33                                                           $    5,562,500
           2,000   Massachusetts Development Finance Agency, (Franklin W.
                     Olin College), (XLCA), 5.25%, 7/1/33                                         2,049,700
           1,000   Massachusetts Development Finance Agency, (Merrimack
                     College), (MBIA), 5.20%, 7/1/32                                              1,031,990
           1,150   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                     Variable Rate, 10/1/27(1)(2)                                                 1,188,490
             135   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                     7.20%, 7/1/09                                                                  138,159
           2,000   Massachusetts HEFA, (UMass Worcester Campus), (FGIC),
                     5.25%, 10/1/31                                                               2,072,000
           3,080   Massachusetts IFA, (College of the Holy Cross), (MBIA),
                     5.625%, 3/1/26                                                               3,330,466
-----------------------------------------------------------------------------------------------------------
                                                                                             $   15,373,305
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES -- 1.1%

     $     2,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                     Variable Rate, 7/1/20(2)(3)                                             $    2,277,360
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,277,360
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.1%

     $       200   Massachusetts Turnpike Authority, (MBIA), Escrowed to
                     Maturity, 5.00%, 1/1/20                                                 $      219,490
-----------------------------------------------------------------------------------------------------------
                                                                                             $      219,490
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.2%

     $     2,600   Ipswich, (FGIC), 5.00%, 11/15/19                                          $    2,769,182
           2,800   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32                                      2,838,640
             500   Plymouth, (MBIA), 5.25%, 10/15/20                                                543,695
             400   Puerto Rico General Obligation, (MBIA),
                     Variable Rate, 7/1/20(2)(3)                                                    590,160
-----------------------------------------------------------------------------------------------------------
                                                                                             $    6,741,677
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.6%

     $     3,750   Massachusetts HEFA, (Beth Israel Hospital), (AMBAC),
                     (AMT), Variable Rate, 7/1/25(1)                                         $    3,853,087
             750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                     5.00%, 7/1/05                                                                  793,545
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                     Variable Rate, 8/15/13(1)                                                    2,722,096
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                     Variable Rate, 8/15/23(1)                                                    2,721,758
           2,950   Massachusetts HEFA, (The Medical Center of Central
                     Massachusetts), (AMBAC), Variable Rate, 6/23/22(1)                           3,806,975
-----------------------------------------------------------------------------------------------------------
                                                                                             $   13,897,461
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION  -- 4.0%

     $     7,500   Massachusetts Development Finance Agency, (MBIA),
                     5.125%, 2/1/34                                                          $    7,628,250
             600   Puerto Rico Public Finance Corp., (AMBAC),
                     Variable Rate, 12/1/19(2)(3)                                                   756,612
-----------------------------------------------------------------------------------------------------------
                                                                                             $    8,384,862
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

     $     1,000   Massachusetts Development Finance Agency, (WGBH
                     Educational Foundation), (AMBAC), 5.375%, 1/1/42                        $    1,044,930
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,044,930
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%

     $    19,000   Massachusetts Turnpike Authority, (MBIA),
                     0.00%, 1/1/28                                                           $    5,457,750
          10,750   Massachusetts Turnpike Authority, Metropolitan Highway
                     System, (MBIA), 0.00%, 1/1/22                                                4,364,393
           1,000   Puerto Rico Highway and Transportation Authority, (FSA),
                     4.75%, 7/1/38                                                                1,004,680
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                     4.75%, 7/1/38                                                                1,004,680
             665   Puerto Rico Highway and Transportation Authority, (MBIA),
                     Variable Rate, 7/1/36(2)(3)                                                    723,713
-----------------------------------------------------------------------------------------------------------
                                                                                             $   12,555,216
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

     $     2,400   Massachusetts HEFA, (Christopher House),
                     6.875%, 1/1/29                                                          $    2,306,760
           3,225   Massachusetts IFA, (Age Institute of Massachusetts),
                     8.05%, 11/1/25                                                               3,221,324
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,528,084
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

     $     1,485   Puerto Rico Infrastructure Financing Authority,
                     Variable Rate, 10/1/34(2)(3)                                            $    1,870,758
-----------------------------------------------------------------------------------------------------------
                                                                                             $    1,870,758
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.1%

     $     2,000   New England Educational Loan Marketing Corp., (AMT),
                     6.90%, 11/1/09                                                          $    2,251,280
-----------------------------------------------------------------------------------------------------------
                                                                                             $    2,251,280
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.6%

     $     1,500   Massachusetts IFA, (Briscoe House), (FHA),
                     7.125%, 2/1/36                                                          $    1,652,010
           1,850   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                          1,731,452
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,383,462
-----------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.6%

     $     3,250   Massachusetts IFA, Resource Recovery, (Ogden Haverhill),
                     (AMT), 5.60%, 12/1/19                                                   $    3,065,010
             355   Pittsfield, Solid Waste Disposal, (Vicon Recovery
                     Associates), 7.95%, 11/1/04                                                    355,142
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,420,152
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                               VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 2.6%

     $     4,000   Massachusetts Bay Transportation Authority, Sales Tax,
                     5.00%, 7/1/32                                                           $    4,050,640
           1,250   Massachusetts Bay Transportation Authority, Sales Tax,
                     5.50%, 7/1/30                                                                1,329,638
-----------------------------------------------------------------------------------------------------------
                                                                                             $    5,380,278
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.7%

     $     3,500   Massachusetts Bay Transportation Authority,
                     Variable Rate, 3/1/27(1)(2)                                             $    3,560,200
-----------------------------------------------------------------------------------------------------------
                                                                                             $    3,560,200
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.7%

     $    11,370   Boston, IDA, (Harbor Electric Energy Co.), (AMT),
                     7.375%, 5/15/15(4)                                                      $   11,425,258
           4,165   Massachusetts Water Resources Authority,
                     5.25%, 12/1/15                                                               4,733,606
-----------------------------------------------------------------------------------------------------------
                                                                                             $   16,158,864
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
  (IDENTIFIED COST $191,810,067)                                                             $  207,932,290
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                       $    2,222,002
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                         $  210,154,292
-----------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

FHA - Federal Housing Authority

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 15.2% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2003

                                           CALIFORNIA PORTFOLIO FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                           $    211,021,299   $     241,151,074     $      191,810,067         $     15,957,882
   Unrealized appreciation                         30,251,999          20,329,909             16,122,223                1,272,188
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value                        $    241,273,298   $     261,480,983     $      207,932,290         $     17,230,070
---------------------------------------------------------------------------------------------------------------------------------
Cash                                         $             --   $          83,203     $           66,783         $        210,465
Receivable for investments sold                     6,287,418           2,154,687                 55,000                  115,918
Interest receivable                                 3,111,184           5,109,518              2,833,187                  266,800
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                 $    250,671,900   $     268,828,391     $      210,887,260         $     17,823,253
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased            $      2,171,945   $              --     $               --         $            --
Payable for daily variation margin
  on open financial futures contracts                 833,750             833,750                688,750                   30,812
Demand note payable                                 1,500,000           3,500,000                     --                       --
Payable for when-issued securities                         --             974,736                     --                       --
Due to bank                                            37,205                  --                     --                       --
Accrued expenses                                       51,828              51,227                 44,218                   23,000
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            $      4,594,728   $       5,359,713     $          732,968         $         53,812
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
  interest in Portfolio                      $    246,077,172   $     263,468,678     $      210,154,292         $     17,769,441
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
  and withdrawals                            $    218,457,318   $     245,795,326     $      196,298,841         $     16,586,073
Net unrealized appreciation (computed on
  the basis of identified cost)                    27,619,854          17,673,352             13,855,451                1,183,368
---------------------------------------------------------------------------------------------------------------------------------
Total                                        $    246,077,172   $     263,468,678     $      210,154,292         $     17,769,441
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                            NEW YORK PORTFOLIO    OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO   WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                         $        305,455,101   $    160,025,660  $           50,943,161       $     25,525,688
   Unrealized appreciation                           40,146,377         10,391,514               3,072,549              1,635,127
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value                      $        345,601,478   $    170,417,174  $           54,015,710       $     27,160,815
---------------------------------------------------------------------------------------------------------------------------------
Cash                                       $                 --   $         60,654  $                  --        $        109,038
Receivable for investments sold                              --                 --                 440,958                     --
Interest receivable                                   6,185,295          3,051,383                 824,006                354,866
---------------------------------------------------------------------------------------------------------------------------------
Total assets                               $        351,786,773   $    173,529,211  $           55,280,674       $     27,624,719
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on
   open financial futures contracts        $            548,862   $        199,375  $              154,062       $         63,437
Demand note payable                                     200,000            100,000                 300,000                300,000
Due to bank                                              91,103                 --                  89,470                     --
Accrued expenses                                         54,381             33,897                  28,277                 24,303
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $            894,346   $        333,272  $              571,809       $        387,740
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                   $        350,892,427   $    173,195,939  $           54,708,865       $     27,236,979
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions
   and withdrawals                         $        312,341,019   $    163,501,014  $           52,143,357       $     25,810,634
Net unrealized appreciation (computed
   on the basis of identified cost)                  38,551,408          9,694,925               2,565,508              1,426,345
---------------------------------------------------------------------------------------------------------------------------------
Total                                      $        350,892,427   $    173,195,939  $           54,708,865       $     27,236,979
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Year Ended September 30, 2003

                                           CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                   $         14,646,010   $      15,908,762   $            12,558,619    $         967,853
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                    $         14,646,010   $      15,908,762   $            12,558,619    $         967,853
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                     $          1,185,022   $       1,187,718   $               919,433    $          26,795
Trustees fees and expenses                               16,394              16,172                    14,212                  182
Legal and accounting services                            43,443              40,171                    34,241               17,601
Custodian fee                                           141,725             156,901                   122,721               16,380
Miscellaneous                                            18,856              20,126                    22,055                7,263
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                             $          1,405,440   $       1,421,088   $             1,112,662    $          68,221
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $             28,521   $          24,590   $                15,140    $           3,068
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                   $             28,521   $          24,590   $                15,140    $           3,068
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                               $          1,376,919   $       1,396,498   $             1,097,522    $          65,153
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                      $         13,269,091   $      14,512,264   $            11,461,097    $         902,700
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
     (identified cost basis)               $          4,515,236   $         559,887   $             1,107,740  $            (13,536)
   Financial futures contracts                          469,488             226,521                    23,463                (4,050)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                   $          4,984,724   $         786,408   $             1,131,203  $            (17,586)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $        (11,112,867)  $      (5,549,489)  $            (4,319,167) $           (212,143)
   Financial futures contracts                       (1,978,925)         (1,894,467)                 (922,583)              (45,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                          $        (13,091,792)  $      (7,443,956)  $            (5,241,750) $           (257,415)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss           $         (8,107,068)  $      (6,657,548)  $            (4,110,547) $           (275,001)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                              $          5,162,023   $       7,854,716   $             7,350,550  $            627,699
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                   $      20,057,837      $   11,067,504     $       3,069,460         $        1,478,813
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                    $      20,057,837      $   11,067,504     $       3,069,460         $        1,478,813
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                     $       1,540,620      $      763,421     $         164,251         $           52,861
Trustees fees and expenses                            18,577              11,864                 6,937                      1,692
Legal and accounting services                         45,126              22,861                22,258                     17,962
Custodian fee                                        150,027             108,641                36,224                     25,297
Miscellaneous                                         25,462              17,234                11,002                      7,532
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                             $       1,779,812      $      924,021     $         240,672         $          105,344
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $              --      $       21,910     $           7,435         $            4,727
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                   $              --      $       21,910     $           7,435         $            4,727
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                               $       1,779,812      $      902,111     $         233,237         $          100,617
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                      $      18,278,025      $   10,165,393     $       2,836,223         $        1,378,196
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified
     cost basis)                           $       2,621,890      $   (1,377,795)    $        (126,239)        $          146,640
   Financial futures contracts                       618,892             431,195               284,322                    118,737
   Interest rate swap contracts                     (683,455)                 --              (113,909)                        --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                   $       2,557,327      $     (946,600)    $          44,174         $          265,377
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $      (8,927,578)     $   (1,113,860)    $      (1,210,993)        $        (810,003)
   Financial futures contracts                       144,855             497,077              (390,661)                 (138,954)
   Interest rate swap contracts                      744,800                  --               124,133                         --
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                          $      (8,037,923)     $     (616,783)    $      (1,477,521)        $         (948,957)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss           $      (5,480,596)     $   (1,563,383)    $      (1,433,347)        $         (683,580)
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
   operations                              $      12,797,429      $    8,602,010     $       1,402,876         $          694,616
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $    13,269,091      $   14,512,264     $      11,461,097         $          902,700
   Net realized gain (loss)                        4,984,724             786,408             1,131,203                    (17,586)
   Net change in unrealized appreciation
     (depreciation)                              (13,091,792)         (7,443,956)           (5,241,750)                  (257,415)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                                 $     5,162,023      $    7,854,716     $       7,350,550         $          627,699
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    23,798,371      $   26,225,264     $      24,852,504         $        2,769,831
   Withdrawals                                   (42,285,179)        (47,354,415)          (38,833,260)                (3,028,657)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                               $   (18,486,808)     $  (21,129,151)    $     (13,980,756)        $         (258,826)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets        $   (13,324,785)     $  (13,274,435)    $      (6,630,206)        $          368,873
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                         $   259,401,957      $  276,743,113     $     216,784,498         $       17,400,568
---------------------------------------------------------------------------------------------------------------------------------
At end of year                               $   246,077,172      $  263,468,678     $     210,154,292         $       17,769,441
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         18,278,025   $     10,165,393  $            2,836,223  $             1,378,196
   Net realized gain (loss)                           2,557,327           (946,600)                 44,174                  265,377
   Net change in unrealized
     appreciation (depreciation)                     (8,037,923)          (616,783)             (1,477,521)                (948,957)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         12,797,429   $      8,602,010  $            1,402,876  $               694,616
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         44,894,206   $     18,064,188  $            9,379,686  $             3,397,711
   Withdrawals                                      (57,610,886)       (34,437,970)            (10,954,064)              (4,266,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                             $        (12,716,680)  $    (16,373,782) $           (1,574,378) $              (868,318)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets      $             80,749   $     (7,771,772) $             (171,502) $              (173,702)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        350,811,678   $    180,967,711  $           54,880,367  $            27,410,681
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        350,892,427   $    173,195,939  $           54,708,865  $            27,236,979
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS          CALIFORNIA PORTFOLIO   FLORIDA PORTFOLIO   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         13,404,772   $      15,541,708   $            11,079,200  $            905,911
   Net realized gain (loss)                          (4,240,325)          1,068,922                (1,566,300)              (82,117)
   Net change in unrealized appreciation
     (depreciation)                                  12,344,725           6,153,854                 7,679,515               498,340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         21,509,172   $      22,764,484   $            17,192,415  $          1,322,134
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         23,530,741   $      29,976,952   $            30,424,890  $          1,762,103
   Withdrawals                                      (33,693,524)        (48,969,838)              (27,829,354)           (2,714,747)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                $        (10,162,783)  $     (18,992,886)  $             2,595,536  $           (952,644)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                 $         11,346,389   $       3,771,598   $            19,787,951  $            369,490
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        248,055,568   $     272,971,515   $           196,996,547  $         17,031,078
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        259,401,957   $     276,743,113   $           216,784,498  $         17,400,568
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

INCREASE (DECREASE) IN NET ASSETS           NEW YORK PORTFOLIO     OHIO PORTFOLIO   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $         18,200,425   $     10,237,915  $            2,540,112  $             1,319,723
   Net realized gain (loss)                            (920,654)        (4,432,906)                 47,173                  (15,337)
   Net change in unrealized appreciation
     (depreciation)                                  14,390,163          7,204,108               1,605,623                1,021,276
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $         31,669,934   $     13,009,117  $            4,192,908  $             2,325,662
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $         35,116,666   $     15,557,638  $            9,649,190  $             2,422,477
   Withdrawals                                      (54,825,386)       (30,657,752)             (4,328,005)              (2,313,941)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                $        (19,708,720)  $    (15,100,114) $            5,321,185  $               108,536
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets      $         11,961,214   $     (2,090,997) $            9,514,093  $             2,434,198
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $        338,850,464   $    183,058,708  $           45,366,274  $            24,976,483
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                             $        350,811,678   $    180,967,711  $           54,880,367  $            27,410,681
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Supplementary Data

                                                                                    CALIFORNIA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.56%        0.55%        0.57%        0.58%        0.56%
   Expenses after custodian fee reduction                            0.55%        0.55%        0.54%        0.57%        0.54%
   Net investment income                                             5.30%        5.44%        5.26%        5.65%        5.30%
Portfolio Turnover                                                     21%           3%          26%          13%          28%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.28%        9.03%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  246,077   $  259,402   $  248,056   $  238,820   $  270,200
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                     FLORIDA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.53%        0.54%        0.54%        0.56%        0.52%
   Expenses after custodian fee reduction                            0.52%        0.50%        0.48%        0.51%        0.48%
   Net investment income                                             5.39%        5.72%        5.68%        5.72%        5.26%
Portfolio Turnover                                                     23%          19%          11%          12%          40%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.96%        8.73%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  263,469   $  276,743   $  272,972   $  277,857   $  346,843
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% to 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                  MASSACHUSETTS PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.52%        0.51%        0.52%        0.54%        0.52%
   Expenses after custodian fee reduction                            0.51%        0.49%        0.48%        0.52%        0.50%
   Net investment income                                             5.36%        5.53%        5.47%        5.79%        5.40%
Portfolio Turnover                                                     16%          10%           8%          15%          24%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.51%        8.76%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  210,154   $  216,784   $  196,997   $  177,160   $  212,277
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% to 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                   MISSISSIPPI PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.40%        0.40%        0.42%        0.47%        0.36%
   Expenses after custodian fee reduction                            0.38%        0.38%        0.37%        0.45%        0.34%
   Net investment income                                             5.22%        5.34%        5.33%        5.55%        5.30%
Portfolio Turnover                                                     11%          10%          11%           4%          16%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.64%        8.08%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   17,769   $   17,401   $   17,031   $   15,827   $   17,937
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                     NEW YORK PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.51%        0.52%        0.53%        0.54%        0.53%
   Expenses after custodian fee reduction                            0.51%        0.52%        0.53%        0.54%        0.52%
   Net investment income                                             5.28%        5.41%        5.15%        5.56%        5.30%
Portfolio Turnover                                                     19%           7%          19%          27%          41%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      3.83%        9.84%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  350,892   $  350,812   $  338,850   $  335,488   $  402,118
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                       OHIO PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.52%        0.52%        0.53%        0.57%        0.55%
   Expenses after custodian fee reduction                            0.51%        0.51%        0.52%        0.57%        0.54%
   Net investment income                                             5.75%        5.72%        5.87%        6.00%        5.54%
Portfolio Turnover                                                     15%          15%          22%          28%          59%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      5.10%        7.43%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $  173,196   $  180,968   $  183,059   $  183,968   $  216,464
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                   RHODE ISLAND PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.43%        0.41%        0.40%        0.43%        0.39%
   Expenses after custodian fee reduction                            0.42%        0.38%        0.35%        0.40%        0.35%
   Net investment income                                             5.13%        5.23%        5.33%        5.66%        5.24%
Portfolio Turnover                                                     19%          13%          14%          15%          18%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.57%        8.57%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   54,709   $   54,880   $   45,366   $   37,755   $   41,732
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% to 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

                                                                                  WEST VIRGINIA PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                               --------------------------------------------------------------
                                                                  2003        2002(1)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.39%        0.37%        0.39%        0.45%        0.40%
   Expenses after custodian fee reduction                            0.37%        0.36%        0.35%        0.43%        0.38%
   Net investment income                                             5.06%        5.19%        5.32%        5.48%        5.13%
Portfolio Turnover                                                     21%          19%          12%           7%          32%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      2.54%        9.41%          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $   27,237   $   27,411   $   24,976   $   24,930   $   26,961
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% to 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS


1  SIGNIFICANT ACCOUNTING POLICIES

   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At September 30, 2003, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2003, each Portfolio paid advisory fees as follows:

   PORTFOLIO                  AMOUNT         EFFECTIVE RATE*
   ---------------------------------------------------------
   California                 $  1,185,022              0.47%
   Florida                       1,187,718              0.44%
   Massachusetts                   919,433              0.43%
   Mississippi                      26,795              0.15%
   New York                      1,540,620              0.45%
   Ohio                            763,421              0.43%
   Rhode Island                    164,251              0.30%
   West Virginia                    52,861              0.19%

   * Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2003 were as follows:

   California Portfolio

   Purchases                                                       $  51,644,416
   Sales                                                              58,834,941

   Florida Portfolio

   Purchases                                                       $  59,808,042
   Sales                                                              67,414,824

   Massachusetts Portfolio

   Purchases                                                       $  34,164,539
   Sales                                                              36,536,035

   Mississippi Portfolio

   Purchases                                                       $   2,456,406
   Sales                                                               1,929,122

   New York Portfolio

   Purchases                                                       $  70,765,145
   Sales                                                              64,508,466

   Ohio Portfolio

   Purchases                                                       $  25,821,695
   Sales                                                              31,617,871

   Rhode Island Portfolio

   Purchases                                                       $  13,428,694
   Sales                                                              10,118,270

   West Virginia Portfolio

   Purchases                                                       $   6,477,235
   Sales                                                               5,526,029

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2003, as computed on a federal income tax basis, were as follows:

   California Portfolio

   Aggregate cost                                                  $ 210,395,891
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  31,667,581
   Gross unrealized depreciation                                        (790,174)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  30,877,407
   -----------------------------------------------------------------------------

   Florida Portfolio

   Aggregate cost                                                  $ 240,958,684
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  22,898,530
   Gross unrealized depreciation                                      (2,376,231)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  20,522,299
   -----------------------------------------------------------------------------

   Massachusetts Portfolio

   Aggregate cost                                                  $ 191,046,024
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  18,020,281
   Gross unrealized depreciation                                      (1,134,015)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  16,886,266
   -----------------------------------------------------------------------------

   Mississippi Portfolio

   Aggregate cost                                                  $  15,823,652
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,439,658
   Gross unrealized depreciation                                         (33,240)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   1,406,418
   -----------------------------------------------------------------------------

   New York Portfolio

   Aggregate cost                                                  $ 305,037,397
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  42,798,649
   Gross unrealized depreciation                                      (2,234,568)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  40,564,081
   -----------------------------------------------------------------------------

   Ohio Portfolio

   Aggregate cost                                                  $ 159,966,396
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  13,135,413
   Gross unrealized depreciation                                      (2,687,450)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $  10,447,963
   -----------------------------------------------------------------------------

   Rhode Island Portfolio

   Aggregate cost                                                  $  50,885,346
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,275,911
   Gross unrealized depreciation                                        (145,547)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   3,130,364
   -----------------------------------------------------------------------------

   West Virginia Portfolio

   Aggregate cost                                                  $  25,506,139
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,753,031
   Gross unrealized depreciation                                         (98,355)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   1,654,676
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003, the California Portfolio, Florida Portfolio, New York Portfolio, Ohio Portfolio, Rhode Island Portfolio and West Virginia Portfolio had outstanding balances pursuant to this line of credit of $1,500,000, $3,500,000, $200,000,
   $100,000, $300,000 and $300,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2003 is as follows:

   Futures Contracts

                   EXPIRATION                                       NET UNREALIZED
   PORTFOLIO       DATE         CONTRACTS                POSITION    DEPRECIATION
   -------------------------------------------------------------------------------
   California      12/03        460 U.S. Treasury Bond   Short      $ (2,632,145)

   Florida         12/03        460 U.S. Treasury Bond   Short      $ (2,656,557)

   Massachusetts   12/03        380 U.S. Treasury Bond   Short      $ (2,266,772)

   Mississippi     12/03        17 U.S. Treasury Bond    Short      $    (88,820)

   New York        12/03        275 U.S. Treasury Bond   Short      $ (1,594,969)

   Ohio            12/03        110 U.S. Treasury Bond   Short      $   (696,589)

   Rhode Island    12/03        85 U.S. Treasury Bond    Short      $   (507,041)

   West Virginia   12/03        35 U.S. Treasury Bond    Short      $   (208,782)

   At September 30, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING (UNAUDITED)

   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                            JESSICA M.  DONALD R.  JAMES B.   SAMUEL L.  WILLIAM H.  NORTON H.  LYNN A.
   PORTFOLIO                BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
   ----------------------------------------------------------------------------------------------------
   California Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Florida Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Massachusetts Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   Mississippi Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   New York Portfolio
      Affirmative              98%         98%        98%        98%         98%        98%        98%
      Withhold                  2%          2%         2%         2%          2%         2%         2%
   Ohio Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   Rhode Island Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%
   West Virginia Portfolio
      Affirmative              99%         99%        99%        99%         99%        99%        99%
      Withhold                  1%          1%         1%         1%          1%         1%         1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS
OF THE CALIFORNIA MUNICIPALS PORTFOLIO,
FLORIDA MUNICIPALS PORTFOLIO,
MASSACHUSETTS MUNICIPALS PORTFOLIO,
MISSISSIPPI MUNICIPALS PORTFOLIO,
NEW YORK MUNICIPALS PORTFOLIO,
OHIO MUNICIPALS PORTFOLIO,
RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST
VIRGINIA MUNICIPALS PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2003, and related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2003 and 2002 and the supplementary data for each of years in the five-year period ended September 30, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE MUNICIPALS FUNDS
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust), California Municipals Portfolio (CAP), Florida Municipals Portfolio (FLP), Massachusetts Municipals Portfolio (MAP), Mississippi Municipals Portfolio
(MSP), New York Municipals Portfolio (NYP), Ohio Municipals Portfolio (OHP), Rhode Island Municipals Portfolio (RIP) and West Virginia Municipals Portfolio
(WVP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz      Trustee          Since 1998        President and Chief                   191                  None
11/28/59                                                      Executive Officer of
                                                              National Financial Partners
                                                              (financial services company)
                                                              (since April 1999).
                                                              President and Chief
                                                              Operating Officer of John A.
                                                              Levin & Co. (registered
                                                              investment adviser) (July
                                                              1997 to April 1999) and a
                                                              Director of Baker, Fentress
                                                              & Company, which owns John
                                                              A. Levin & Co. (July 1997 to
                                                              April 1999). Ms. Bibliowicz
                                                              is an interested person
                                                              because of her affiliation
                                                              with a brokerage firm.

James B. Hawkes          Trustee and     Trustee and Vice     Chairman, President and               193            Director of EVC
11/9/41                     Vice      President of the Trust  Chief Executive Officer of
                          President     since 1985; of the    BMR, EVC, EVM and EV;
                                      Portfolios since 1992   Director of EV; Vice
                                                              President and Director of
                                                              EVD. Trustee and/or officer
                                                              of 193 registered investment
                                                              companies in the Eaton Vance
                                                              Fund Complex. Mr. Hawkes is
                                                              an interested person because
                                                              of his positions with BMR,
                                                              EVM, EVC and EV, which are
                                                              affiliates of the Trust and
                                                              the Portfolios.

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III       Trustee     Trustee of the Trust   Jacob H. Schiff Professor of          193           Director of
2/23/35                                since 1986; of CAP,    Investment Banking Emeritus,                        Tiffany & Co.
                                      FLP, MAP, NYP and OHP   Harvard University Graduate                         (specialty
                                       since 1992; of MSP,    School of Business                                  retailer) and
                                      RIP and WVP since 1993  Administration.                                     Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

William H. Park            Trustee          Since 2003        President and Chief                   190                  None
9/19/47                                                       Executive Officer, Prizm
                                                              Capital Management, LLC
                                                              (investment management firm)
                                                              (since 2002). Executive Vice
                                                              President and Chief
                                                              Financial Officer, United
                                                              Asset Management Corporation
                                                              (a holding company owning
                                                              institutional investment
                                                              management firms)
                                                              (1982-2001).

Ronald A. Pearlman         Trustee          Since 2003        Professor of Law, Georgetown          190                  None
7/10/40                                                       University Law Center (since
                                                              1999). Tax Partner,
                                                              Covington & Burling,
                                                              Washington, DC (1991-2000).

                         POSITION(S)         TERM OF                                        NUMBER OF PORTFOLIOS
                          WITH THE          OFFICE AND                                        IN FUND COMPLEX
       NAME AND           TRUST AND         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             OTHER
     DATE OF BIRTH       PORTFOLIOS          SERVICE            DURING PAST FIVE YEARS           TRUSTEE(1)       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer           Trustee     Trustee of the Trust   President and Chief                   193                  None
9/21/35                                since 1986; of CAP,    Executive Officer of Asset
                                      FLP, MAP, NYP and OHP   Management Finance Corp. (a
                                       since 1992; of MSP,    specialty finance company
                                      RIP and WVP since 1993  serving the investment
                                                              management industry) (since
                                                              October 2003). President,
                                                              Unicorn Corporation (an
                                                              investment and financial
                                                              advisory services company)
                                                              (since September 2000).
                                                              Formerly, Chairman, Hellman,
                                                              Jordan Management Co., Inc.
                                                              (an investment management
                                                              company) (2000-2003).
                                                              Formerly, Advisory Director
                                                              of Berkshire Capital
                                                              Corporation (investment
                                                              banking firm) (2002-2003).
                                                              Formerly, Chairman of the
                                                              Board, United Asset
                                                              Management Corporation (a
                                                              holding company owning
                                                              institutional investment
                                                              management firms) and
                                                              Chairman, President and
                                                              Director, UAM Funds (mutual
                                                              funds) (1980-2000).

Lynn A. Stout              Trustee          Since 1998        Professor of Law, University          193                  None
9/14/57                                                       of California at Los Angeles
                                                              School of Law (since July
                                                              2001). Formerly, Professor
                                                              of Law, Georgetown
                                                              University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                   TERM OF
                                 WITH THE                    OFFICE AND
     NAME AND                    TRUST AND                   LENGTH OF                   PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIOS                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                President                    Since 1993          Vice President of EVM and BMR. Trustee
8/20/43                                                                          and President of The Massachusetts
                                                                                 Health & Education Tax-Exempt Trust.
                                                                                 Officer of 128 registered investment
                                                                                 companies managed by EVM or BMR.

Cynthia J. Clemson       Vice President of CAP,      Vice President of CAP and   Vice President of EVM and BMR. Officer
3/2/63                        FLP and MSP              MSP since 1995; of FLP    of 20 registered investment companies
                                                             since 1998          managed by EVM or BMR.

Robert B. MacIntosh          Vice President                  Since 1993          Vice President of EVM and BMR. Officer
1/22/57                                                                          of 128 registered investment companies
                                                                                 managed by EVM or BMR.

Alan R. Dynner                 Secretary                     Since 1997          Vice President, Secretary and Chief
10/10/40                                                                         Legal Officer of BMR, EVM, EVD, EV and
                                                                                 EVC. Officer of 193 registered
                                                                                 investment companies managed by EVM or
                                                                                 BMR.

Kristin S. Anagnost       Treasurer of CAP, MAP,            Since 2002(2)        Assistant Vice President of EVM and BMR.
6/12/65                     MSP, NYP and RIP                                     Officer of 110 registered investment
                                                                                 companies managed by EVM or BMR.

Barbara E. Campbell       Treasurer of FLP, OHP             Since 2002(2)        Vice President of EVM and BMR. Officer
6/19/57                          and WVP                                         of 193 registered investment companies
                                                                                 managed by EVM or BMR.

James L. O'Connor        Treasurer of the Trust              Since 1989          Vice President of BMR, EVM and EVD.
4/1/45                                                                           Officer of 115 registered investment
                                                                                 companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASSACHUSETTS MUNICIPALS PORTFOLIO


By:    /S/ Thomas J. Fetter
       ------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Kristin S. Anagnost
       ------------------------------
       Kristin S. Anagnost
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       ------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------